Summary of Significant Accounting Policies - Schedule of Class A Common Stock Subject to Possible Redemption Reflected on the Condensed Consolidated Balance Sheets are Reconciled (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Class A Common Stock Subject to Possible Redemption Reflected on the Consolidated Balance Sheets are Reconciled [Abstract]
Class A common stock subject to possible redemption at beginning	$ 4,285,713	$ 24,837,068	$ 258,996,758
Redemption of common stock subject to possible redemption		(21,677,622)	(239,604,919)
Accretion of carrying value to redemption value	(70,494)	1,126,267	5,445,229
Class A common stock subject to possible redemption at ending	$ 4,215,219	$ 4,285,713	$ 24,837,068